Earnings Per Share	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
Earnings per share

13. Earnings per share

Refer to Note 1 for more information on the Reorganization Transaction that occurred on June 6, 2025.

Basic and diluted earnings per share for the years ended December 31, 2025, 2024 and 2023 were calculated as follows:

	2025	2024		2023
Profit for the year attributable to owners of the Group (basic and diluted)	$101,180	$3,588		$3,627
Basic weighted average shares number of shares (thousands)	51,684	48,870	*	48,870
Diluted weighted average number of shares (thousands)	55,014	48,870		48,870
Basic earnings per share	$1.96	$0.07		$0.07
Diluted earnings per share	1.84	0.07		0.07

*	As discussed in Note 4, the Company’s basic and diluted earnings per share related to Namib prior to the Business Combination have been retroactively restated for the years ended December 31, 2024 and 2023 based on shares reflecting the exchange ratio established in the Business Combination.

Basic earnings per share (EPS) is calculated by dividing profit or loss attributable to owners of the Group by the weighted average shares outstanding during the period. Diluted EPS reflects the potential dilution that might occur if various instruments were converted into shares.

This table reconciles the weighted average number of shares for basic EPS to those used for dilutive EPS purposes. There were no dilutive instruments for the years ended December 31, 2024 and 2023.

	2025	2024	2023
Weighted average number of shares	51,684,364	48,869,960	48,869,960
Adjustments:
Promissory note	3,022,408	—	—
Warrants	—	—	—
Earnout liability	—	—	—
PSUs	—	—	—
Equity-settled RSUs	79,212	—	—
Compound RSUs	228,295	—	—
Total weighted average number of shares	55,014,279	48,869,960	48,869,960
Diluted earnings per share	$1.84	0.07	0.07

Impact of promissory note (see Note 26)

●	Promissory note: For basic EPS, the future Ordinary Shares that could be issued to settle the promissory note are excluded until the ordinary shares are issued (if ever). For diluted EPS, because the Company can choose to settle the debt in cash or ordinary shares at any time, it is presumed that the liability will be settled in ordinary shares. The total number of ordinary shares that could be issued is included in diluted earnings per share. No adjustments were made to the numerator because the liability is interest-free. The balance at year end is included in trade payables.

Impact of Warrants and Earnout liability on EPS calculation

●	Warrants: For basic EPS, the Warrants are not included in the calculation until they are exercised into shares. For diluted EPS, Warrants are included in the calculation to the extent they are in the money as of the reporting date and have a dilutive effect. In that instance, the numerator is adjusted for the fair value changes that would have occurred if warrants had been classified entirely as an equity instrument, net of tax effect while a denominator impact is determined using the treasury stock method. The exercise price exceeds the average share price, therefore the Warrants are out of the money. As they are anti-dilutive, 18,576,677 Ordinary Shares have not affected diluted EPS.

●	Earnout liability: Earnout Shares are contingently issuable shares. They are not included in the denominator of basic EPS until the performance conditions for their issuance have been met at the end of the reporting period. When those conditions are satisfied, the shares will be included in basic EPS. For diluted EPS, contingently issuable shares are included in diluted EPS if the conditions would be satisfied if the reporting date were the end of the contingency period. As none of the conditions had been met, the contingently issuable shares would not have been issued. Therefore, no adjustment has been made to either the numerator or the denominator. A maximum of 30 million Earnout Shares have not been included in diluted EPS.

See Note 25 - Warrants and Note 35 – Earnout liability for further information.

Impact of PSUs and RSUs on EPS calculation (see note 34)

●	PSUs: the Performance Stock Units (“PSUs”) are contingently issuable shares. They are not included in the denominator of basic EPS until the performance conditions for their issuance have been met at the end of the reporting period. When those conditions are satisfied, the shares will be included in basic EPS. For diluted EPS, contingently diluted issuable shares are included in diluted EPS if the conditions would be satisfied if the reporting date were the end of the contingency period. As none of the conditions had been met, the contingently issuable PSUs would not have been issued. Therefore, no adjustment has been made to either the numerator or the denominator. A maximum of 323,777 Ordinary Shares have not been included in EPS.

●	Equity-settled RSUs: For basic EPS, the equity-settled Restricted Stock Unit (“RSUs”) are excluded until the Ordinary Shares are issued. The number of shares expected to vest are included in diluted EPS. No adjustments were made to numerator.

●	Compound RSUs: For basic EPS, the compound RSUs are excluded until the Ordinary Shares are issued (if ever). For diluted EPS, it is presumed that the contract will be settled in Ordinary Shares, and the resulting potential Ordinary Shares are included in diluted earnings per share if the effect is dilutive. No adjustments were made to the numerator.